Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
8.	Long-Term Debt
Paycheck Protection Program Loan
On February 24, 2021 and May 5, 2020, the Company received loans (“PPP Loans”) from US Bank in the amounts of $1,158,265 (“Loan 2”) and $1,158,266 (“Loan 1”), respectively, to fund payroll, rent and utilities through the Paycheck Protection Program (“PPP”). Original loan terms were revised by the PPP Flexibility Act of 2020. Under the terms of the PPP, up to 100% of the loan and related interest was forgivable if the proceeds were used for covered expenses and certain other requirements related to wage rates were met. For Loan 1, the Company applied for forgiveness on June 7, 2021, and received forgiveness of $873,151 in principal and $9,823 in interest from the Small Business Administration (“SBA”) on June 14, 2021. For Loan 2, the Company applied for forgiveness on November 9, 2021, and received forgiveness of $930,246 in principal and $6,822 in interest on November 15, 2021.
The remaining balance of Loan 1 of $285,115 is payable in monthly installments of $6,400, including interest at 1%, beginning August 5, 2021, with the final payment due May 5, 2025. As of March 31, 2024, the total principal outstanding under Loan 1 was $89,035, of which $76,251 was current and $12,784 was noncurrent. As of December 31, 2023, the total principal outstanding under Loan 1 was $107,979, of which $76,058 was current and $31,921 was noncurrent.
The remaining balance of Loan 2 of $228,019 is payable in monthly installments of $4,605, including interest at 1%, beginning December 27, 2021, with the final payment due February 27, 2026. As of March 31, 2024, the total principal outstanding under Loan 2 was $104,843, of which $54,447 was current and $50,396 was noncurrent. As of December 31, 2023, the total principal outstanding under Loan 2 was $118,369, of which $54,308 was current and $64,061 was noncurrent.
Interest expense for Loan 1 and Loan 2 for the three months ended March 31, 2024 and 2023 was $545 and $863, respectively.
The SBA may undertake a review of a loan of any size during the six-year
period following forgiveness or repayment of the loan. The review may include the loan forgiveness application, as well as whether the Company received the proper loan amount. The timing and outcome of any SBA review is not known.

Convertible Notes Payable
In June 2021, the Company entered into a convertible promissory note agreement (the “Note”) with USCG for advances of up to $10,000,000. The Company could have made advances on the Note up to six months after the inception of the Note unless extensions for advances were mutually agreed between both parties. The Note bore interest at 12% per annum on any amounts drawn with maturity date of July 6, 2024. The Note was collateralized by all assets of the Company and was guaranteed by QT Labs. The terms of the Note include non-financial
covenants and, as of March 4, 2024 when the Note converted, the Company was in compliance with those covenants. Through December 31, 2023, the Company issued warrants in connection with the note to purchase a total of 5,091 shares of common stock which 3,540 shares are exercisable at a price of $12.40 per share and 1,551 shares are exercisable at a price of $11.67 per share. The fair value of the warrants, along with financing fees, were recorded as debt issuance costs and presented in the condensed consolidated balance sheets as a deduction from the carrying amount of the Note. On March 4, 2024, these warrants were terminated in accordance with the Business Combination Agreement.
The Note was convertible, at the Company’s option, before the Note matured upon the closing of a single transaction or a series of transactions with a minimum of $15,000,000 of cash proceeds raised in the aggregate. If elected, the conversion price is 90% of the price per share in the qualified financing. Management assessed whether the embedded features in the Note should have been bifurcated from the debt host and concluded that none of the features required to be accounted for separately from the debt instrument.
In November 2023 and in connection with the Fourth Amendment and issuance of the senior secured convertible promissory note to US Capital as part of the Securities Purchase Agreement as described below (the “US Capital Note”), the outstanding loan balances of the Note of $2,495,000 with accrued interest of $635,854 was considered extinguished. In November 2023, the Company recorded $376,086 as a loss on extinguishment in other expenses in the condensed consolidated statements of operations and comprehensive loss, and includes a commission paid of $20,000, remaining unamortized debt issuance costs on the Note of $32,828 and the fair value of warrants to purchase 16,320 shares of common stock of $156,505.
As of December 31, 2023, the total Note and US Capital Note balance was $3,294,659 net of unamortized debt issuance costs of $36,194, and accrued interest of $50,037. Interest expense, including amortization of debt issuance costs, for the three months ended March 31, 2024 and 2023 was $88,692 and $84,597, respectively.
On March 4, 2024, the Note principal and related accrued interest balance of $3,233,388 and the US Capital Note principal balance of $200,000 was converted into 359,266 and 100,000 shares of common stock, respectively. Additionally, warrants to purchase 16,320 shares of the Company’s common stock were net settled into 5,594 shares of common stock.
Bridge Loan
In November 2023, the Company entered into a Securities Purchase Agreement and raised a private secured convertible bridge financing in the aggregate amount of $1,000,000 (“Bridge Loan”) from five investors (“Bridge Lenders”). Each Bridge Loan of $200,000 bore no interest but had a cash option value at the date maturity of 120% or $240,000 of the Bridge Loan at each Bridge Lender’s option. The maturity date was the closing date of the Business Combination as defined in Note 1. The Bridge Loan conversion price was at $2.00 per share on a post-business combination. On March 4, 2024, four of the five Bridge Loan holders elected the cash option and were paid an aggregate of $960,000 on the Merger Date. This payment premium totaling $160,000 was recorded as interest expense for the three months ended March 31, 2024.
As of March 31, 2024, there was no amount outstanding for the Bridge Loan. As of December 31, 2023, the outstanding amount of the Bridge Loan, excluding the US Capital Note, was $774,337, net of unamortized debt issuance costs of $25,663. Interest expense from the amortization of debt issuance costs for the three months ended March 31, 2024 and 2023 was $25,663 and $0, respectively.

Yorkville
Pre-paid
Advance
On March 4, 2024, the Company received the
Pre-Paid
Advance of $10,000,000 from Yorkville that will be due 15 months from the date of issuance, and interest shall accrue on the outstanding balance of the Yorkville Note at an annual rate equal to 6%, subject to an increase to 18% upon an event of default as described in the Yorkville Note. The Yorkville Note is convertible by Yorkville into shares of the Company’s common stock. As consideration for the
Pre-Paid
Advance, immediately prior to, and substantially concurrently with, the closing of the Business Combination, QT Imaging issued to Yorkville that number of shares of QT Imaging which converted in the aggregate into 1,000,000 shares of the Company’s common stock upon the completion of the Business Combination. In accordance with ASC
470-20,
the proceeds of $10,000,000 were recorded between the promissory note and common stock less debt origination costs of $975,000, consisting of a $375,000 commitment fee for the SEPA and an original issue discount of 6% for the
Pre-Paid
Advance, on a relative fair value basis. A structuring fee of $20,000 was expensed in other expense within the condensed consolidated statement of loss and comprehensive loss during the three months ended March 31, 2024. As noted in Note 3, the
Pre-Paid
Advance contained Derivatives that were bifurcated and recorded a separate instrument. The initial value of Derivatives of $5,120,900 was recorded as a debt discount against the
Pre-Paid
Advance in the condensed consolidated balance sheet as of March 31, 2024.
As of March 31, 2024, the outstanding amount of the Yorkville
Pre-paid
Advance was $2,227,062 net of issuance costs and the fair value of the bifurcated derivative of $7,772,938, and accrued interest of $44,384. Interest expense, including amortization of debt issuance costs, for the three months ended March 31, 2024 and 2023 was $233,630 and $0, respectively.
Cable Car Loan
In February 2024, GigCapital5 and QT Imaging entered into a Cable Car Loan with Cable Car, pursuant to which Cable Car agreed to advance $1,500,000 at the closing of the Business Combination, as was evidenced by the Loan, dated March 4, 2024, by and between QT Imaging and Cable Car. The Loan does not
bear interest, and is due and payable 13 months after issuance, unless the time for payment is accelerated as a result of an event of default. As full compensation to Cable Car for the Loan to QT Imaging in lieu of any simple or in-kind
interest on the Loan, QT Imaging issued to Cable Car that number of shares of QT Imaging which at the completion of the Business Combination would be converted in accordance with the terms of the Business Combination Agreement into 180,000 shares of the Company’s common stock. In accordance with ASC
470-20,
the proceeds of $1,500,000 were recorded between the promissory note and common stock less debt origination costs of $40,740, consisting of a legal fees, on a relative fair value basis.
As of March 31, 2024, the outstanding amount of the Cable Car Loan was $1,040,450 net of issuance costs of $459,550. Interest expense, including amortization of debt issuance costs, for the three months ended March 31, 2024 and 2023 was $27,522 and $0, respectively.
Future principal payments on the long-term debt as of March 31, 2024 are as follows:

Year ending December 31:
2024 (remaining)	$97,896
2025	11,586,784
2026	9,198

Total payments	11,693,878
Less: Unamortized debt issuance costs	(8,232,488)
Less: Current maturities of long-term debt	(130,698)

Long-term debt	$3,330,692

6.	Long-Term Debt
Paycheck Protection Program Loan
On February 24, 2021 and May 5, 2020, the Company received loans (“PPP Loans”)
from U
S
 Bank
 in the amounts of $
1,158,265
(“Loan 2”) and $
1,158,266
(“Loan 1”), respectively, to fund payroll, rent and utilities through the Paycheck Protection Program (“PPP”). Original loan terms were revised by the PPP Flexibility Act of 2020. Under the terms of the PPP, up to
100
% of the loan and related interest was forgivable if the proceeds were used for covered expenses and certain other requirements related to wage rates were met. For Loan 1, the Company applied for forgiveness on June 7, 2021, and received forgiveness of $
873,151
in principal and $
9,823
in interest from the Small Business Administration (“SBA”) on June 14, 2021. For Loan 2, the Company applied for forgiveness on November 9, 2021, and received forgiveness of $
930,246
in principal and $
6,822
in interest on November 15, 2021.
The remaining balance of Loan 1 of $285,115 is payable in monthly installments of $6,400, including interest at 1%, beginning August 5, 2021, with the final payment due May 5, 2025. As of December 31, 2023, the total principal outstanding under Loan 1 was $107,979, of which $76,058 was current and $31,921 was noncurrent. As of December 31, 2022, the total principal outstanding under Loan 1 was $183,273, of which $75,294 was current and $107,979 was noncurrent.
The remaining balance of Loan 2 of $228,019 is payable in monthly installments of $4,605, including interest at 1%, beginning December 27, 2021, with the final payment due February 27, 2026. As of December 31, 2023, the total principal outstanding under Loan 2 was $118,369, of which $54,308 was current and $64,061 was noncurrent. As of December 31, 2022, the total principal outstanding under Loan 2 was $172,132, of which $53,763 was current and $118,369 was noncurrent.
Interest expense for Loan 1 and Loan 2 for the years ended December 31, 2023 and 2022 was $3,004 and $4,305, respectively.
The SBA may undertake a review of a loan of any size during
the six-year period
following forgiveness or repayment of the loan. The review may include the loan forgiveness application, as well as whether the Company received the proper loan amount. The timing and outcome of any SBA review is not known.
Convertible Notes Payable
In June 2021, the Company entered into a convertible promissory note agreement (the “Note”) with USCG for advances of up to $10,000,000. Advances on the Note can be made to the Company up to six months after the inception of the Note unless extensions for advances to be made is mutually agreed between both parties. The Note bears interest at 12% per annum on any amounts drawn and matures on July 6, 2024. The Note is collateralized by all assets of the Company and is guaranteed by QT Labs. The terms of the Note include non-financial covenants
and, as of December 31, 2023, the Company was in compliance with those covenants. Through December 31, 2023, the Company issued warrants in connection with the note to purchase a total of 14,854 shares of common stock which 10,329 shares are exercisable at a price of $4.25 per share and 4,525 shares are exercisable at a price of $4.00 per share. The fair value of the warrants, along with financing fees, were recorded as debt issuance costs and presented in the consolidated balance sheets as a deduction from the carrying amount of the Note.
The Note is convertible, at the Company’s option, before the Note matures upon the closing of a single transaction or a series of transactions with a minimum of $15,000,000 of cash proceeds raised in the aggregate. If elected, the conversion price would be 90% of the price per share in the qualified financing. Management assessed whether the embedded features in the Note should have been bifurcated from the debt host and concluded that none of the features required to be accounted for separately from the debt instrument.
In connection with the Fourth Amendment and issuance of the senior secured convertible promissory note to US Capital as part of the Bridge Loan (the “US Capital Note”), the outstanding loan balances of the Note of $2,495,000 with accrued interest of $635,854 was considered extinguished. The Company recorded $376,086 as a loss on extinguishment in other expenses in the consolidated statements of operations and comprehensive loss, and includes a commission paid of $20,000, remaining unamortized debt issuance costs on the Note of $32,828 and the fair value of warrants to purchase 60,329 shares of common stock of $156,505.
As of December 31, 2023, the total Note and US Capital Note balance was $3,294,659 net of unamortized debt issuance costs of $36,194, and accrued interest of $50,037. As of December 31, 2022, the outstanding amount of the Note was $2,426,263, net of unamortized debt issuance costs of $68,737. Interest expense, including amortization of debt issuance costs, for the years ended December 31, 2023 and 2022 was $340,758 and $326,255, respectively.
Bridge Loan
In November 2023, the Company entered into a Bridge Loan with the Bridge Lenders in aggregate amount of $1,000,000.
Each Bridge Loan of $200,000 bears no interest but has a cash option value at the date maturity of 120% or $240,000 of the Bridge Loan at each Bridge Lender’s option. Maturity date is the closing date of the Business Combination as defined in Note 1. The Bridge Loan conversion is at $2.00 per share on a post-business combination and, as of December 31, 2023, an aggregate of 1,369,255 shares of common stock would be issued if the entire Bridge Loan was converted.
As of December 31, 2023, the outstanding amount of the Bridge Loan, excluding the US Capital Note, was $774,337, net of unamortized debt issuance costs of $25,663. Interest expense from the amortization of debt issuance costs for the year ended December 31, 2023 was $21,592.
Future principal payments on the long-term debt as of December 31, 2023 are as follows:

Year ending December 31:
2024	$4,261,221
2025	86,784
2026	9,196

Total Payments	4,357,201
Less: Unamortized debt issuance costs	(61,857)
Less: Current maturities of long-term debt	(4,199,362)

Long-term debt	$95,982